Intangible Asset - Net (Tables)	12 Months Ended
Dec. 31, 2020
Finite Lived Intangible Assets Net [Abstract]
Schedule of Intangible Asset - Net
	December 31,
	2020	2019
Computer software	$1,586	$—
Less: accumulated amortization	112	—
Net carrying value	$1,474	$—